Segment reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 41,353	€ 40,366	€ 28,360
Non-current assets	4,442	18,741	24,926
Germany
Disclosure of operating segments [line items]
Revenue	152	742	194
Non-current assets	3,435	4,896	3,796
Europe
Disclosure of operating segments [line items]
Revenue	0	0	2
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	1,007	1,306	914
USA
Disclosure of operating segments [line items]
Revenue	41,201	39,624	28,164
Non-current assets	€ 0	€ 12,539	€ 20,216